COMMON STOCK	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMON STOCK

The Company’s authorized Common Equity Consists of 100,000,000 shares of common stock $.0001 par value.

On August 20, 2007 during a special meeting of the Company’s Board of Directors the Chief Executive Officer and sole director of the Company presented invoices that he had paid to business consultants and professionals for services required to resurrect, revive and reorganize the Corporation, to bring it back to its current active status, to initiate and complete the Court Supervised Custodianship Process, to complete a fifty state search of litigation, claims and judgments, to reconstitute the books and records of the Corporation, to initiate and complete several years of missing financial statements, to reinstate the Corporation as an active Corporation under Nevada law, to create a new Board of Directors with a majority of independent directors, to reconstitute and reestablish corporate books and records, and to complete other required tasks. Since the Company had no cash or other assets at that date with which to reimburse the business consultants and professionals the Board of Directors determined that the only feasible way for the Company to reimburse the business consultants and professionals was to issue restricted common shares.

The Company issued 698,250 shares of restricted common stock to Jack Gregory, its Chief Executive Officer, to reimburse $43,760 of cash payments for the expenses incurred and $40,030 for services performed by the Chief Executive Officer, calculated at 267 hours at a rate of $150, for a total of $83,790. Since the Company was insolvent and had no assets, and no market, the Board of Directors determined that the stock should be issued at a value of $.12 per share.

On November 13, 2008 the Company filed a Certificate of Amendment of Articles of Incorporation with the State of Nevada Secretary of State to execute a reverse stock split on a 1:40 basis. The financial statements have been adjusted for all periods presented to reflect this split.

On January 29, 2011, the Company issued 814,217 shares of restricted common stock to its Chief Executive Officer, Jack Gregory, to repay a loan of $97,706. All appropriate adjustments appear in the current financial statement reflecting this reduction in Company debt. Valuation of the issued shares is fully described in the Section Stock-Based Compensation.